Liquidity (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities
Schedule of Group Liquidity and Net Debt

€ millions	2022	2021	∆
/ Cash and cash equivalents	9,008	8,898	109
Current time deposits and debt securities	686	2,632	-1,946
Group liquidity	9,694	11,530	-1,837
Current financial debt	-3,986	-3,755	-230
Non-current financial debt	-7,778	-9,338	1,560
Financial debt	-11,764	-13,094	1,330
Net debt (–)	-2,070	-1,563	-507

Schedule of Cash and Cash Equivalents

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,176	0	3,176	3,149	0	3,149
Time deposits	2,932	0	2,932	1,420	0	1,420
Money market and other funds	2,855	0	2,855	4,281	0	4,281
Debt securities	47	0	47	50	0	50
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	9,008	0	9,008	8,898	0	8,898

Schedule of Non-Derivative Financial Debt Investments

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	657	0	657	2,605	0	2,605
Debt securities	32	0	32	30	0	30
Financial instruments related to employee benefit plans	0	203	203	0	201	201
Loans and other financial receivables	104	129	233	79	107	186
Expected credit loss allowance	-3	0	-3	-3	0	-3
Non-derivative financial debt investments	790	332	1,122	2,711	308	3,019
/ Other financial assets	853	5,626	6,479	2,758	6,275	9,033
Non-derivative financial debt investments as % of / Other financial assets	93	6	17	98	5	33

Schedule of Financial Debt

€ millions	2022					2021
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	1,600	7,381	1,600	6,556	8,155	900	8,965	900	8,851	9,751
Private placement transactions	0	397	0	405	405	393	373	396	393	790
Commercial paper	930	0	928	0	928	930	0	931	0	931
Bank loans	1,456	0	1,456	0	1,456	1,533	0	1,533	0	1,533
Financial debt	3,986	7,778	3,983	6,960	10,943	3,756	9,338	3,760	9,245	13,005
/ Financial liabilities			4,808	9,547	14,354			4,528	11,042	15,570
Financial debt as % of / Financial liabilities			83	73	76			83	84	84

Schedule of Reconciliation of Liabilities Arising From Financial Activities

€ millions	1/1/2022	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2022
			Combinations	Currency	Changes
Current financial debt	3,755	-1,406	0	36	0	1,600	3,986
Non-current financial debt	9,338	0	0	40	0	-1,600	7,778
Financial debt (nominal volume)	13,094	-1,406	0	76	0	0	11,764
Basis adjustment	-34	0	0	2	-741	0	-773
Transaction costs	-55	0	0	0	0	8	-47
Financial debt (carrying amount)	13,005	-1,406	0	77	-741	8	10,943
Accrued interest and payment to banks	60	119	0	0	0	24	203
Interest rate swaps	42	0	0	-1	711	0	753
Lease[1]	2,143	-424	0	55	0	366	2,140
Total liabilities from financing activities	15,250	-1,711	0	131	-29	398	14,039

[1] Other includes new lease liabilities.

€ millions	1/1/2021	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2021
			Combinations	Currency	Changes
Current financial debt	1,482	980	1	1	0	1,291	3,755
Non-current financial debt	11,801	-1,252	2	78	0	-1,291	9,338
Financial debt (nominal volume)	13,283	-272	3	79	0	0	13,094
Basis adjustment	126	0	0	3	-163	0	-34
Transaction costs	-66	0	0	0	0	11	-55
Financial debt (carrying amount)	13,344	-272	3	82	-163	11	13,005
Accrued interest	61	0	0	0	0	-1	60
Interest rate swaps	-114	0	0	-1	157	0	42
Lease[1]	2,120	-374	4	106	0	287	2,143
Total liabilities from financing activities	15,411	-646	7	187	-6	297	15,250

[1] Other includes new lease liabilities.

Bonds
Financial Liabilities
Schedule of Financial Debt

	2022							2021
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	1,000	999
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	869	985
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	598	597
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	499	499
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	401	491
Eurobond 18 – 2018	2022	99.654%	0.250% (fix)	0.36%		€900	0	900
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	848	847
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	843	982
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	976	1,223
Eurobond 22 – 2020	2023	99.794%	0.000% (fix)	0.07%		€600	600	599
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	597	596
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	643	769
Eurobonds							7,874	9,487
USD bond - 2018	2025	100.000%	4.69% (fix)	4.74%	US$	300	281	264
Bonds							8,155	9,751

Private placements
Financial Liabilities
Schedule of Financial Debt

	2022						2021
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$	444.5	0	396
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	306	300
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	99	94
Private placements						405	790